Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000356476
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 14, 2011
Prospectus Date	rr_ProspectusDate	Oct. 14, 2011